Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment
Depreciation is expensed from the month the particular asset is available for use, over the estimated useful life of such asset at the following rates, which in each case are intended to reduce the carrying value of the asset to the estimated residual value:

Furniture and fixtures	Straight-line	4-10 years
Computer equipment	Straight-line	2-5 years
Building	Straight-line	25 years
Right of use assets	Straight-line	1-10 years (Shorter of term of lease and useful life of the asset)
For the year ended December 31, 2018:

In thousands of U.S. Dollars	Furniture and Fixtures	Computer Equipment	Building	Total
Cost
Balance – January 1, 2018	12,497	26,155	23,928	62,580
Additions	11,283	22,669	—	33,952
Additions through business combination	24,582	1,642	—	26,224
Disposals	(338)	(26)	—	(364)
Impairment	(1,521)	—	—	(1,521)
Translation	(870)	(634)	(1,991)	(3,495)
Balance – December 31, 2018	45,633	49,806	21,937	117,376

Accumulated amortization and impairments
Balance – January 1, 2018	5,324	9,402	3,017	17,743
Depreciation	7,682	7,960	991	16,633
Disposals	(57)	(12)	—	(69)
Impairment	(954)	—	—	(954)
Translation	(528)	(246)	(372)	(1,146)
Balance – December 31, 2018	11,467	17,104	3,636	32,207

Net carrying amount
At January 1, 2018	7,173	16,753	20,911	44,837
At December 31, 2018	34,166	32,702	18,301	85,169
For the year ended December 31, 2019:

In thousands of U.S. Dollars	Furniture and Fixtures	Computer Equipment	Building	Right-of-use assets *	Total
Cost
Balance – January 1, 2019	45,633	49,806	21,937	57,288	174,664
Additions	9,404	18,119	—	16,496	44,019
Additions through business combination	—	—	—	—	—
Disposals	(937)	(1,044)	—	(5,531)	(7,512)
Translation	712	26	1,399	118	2,255
Balance – December 31, 2019	54,812	66,907	23,336	68,371	213,426

Accumulated amortization and impairments
Balance – January 1, 2019	11,467	17,104	3,636	—	32,207
Depreciation	13,283	10,490	951	17,532	42,256
Disposals	(715)	(997)	—	(36)	(1,748)
Translation	1,155	(17)	268	77	1,483
Balance – December 31, 2019	25,190	26,580	4,855	17,573	74,198

Net carrying amount
At January 1, 2019	34,166	32,702	18,301	57,288	142,457
At December 31, 2019	29,622	40,327	18,481	50,798	139,228

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* The table below illustrates the right-of-use assets included as part of property and equipment in the consolidated statement of financial position by asset class:

In thousands of U.S. Dollars	Land and Buildings	Computer Equipment and Data Centers	Total
Cost
Balance – January 1, 2019	42,194	15,094	57,288
Additions	12,818	3,678	16,496
Disposals	(5,531)	—	(5,531)
Translation	41	77	118
Balance – December 31, 2019	49,522	18,849	68,371

Accumulated amortization
Balance – January 1, 2019	—	—	—
Depreciation	12,525	5,007	17,532
Disposals	(36)	—	(36)
Translation	16	61	77
Balance – December 31, 2019	12,505	5,068	17,573

Net carrying amount
At January 1, 2019	42,194	15,094	57,288
At December 31, 2019	37,017	13,781	50,798

Disclosure of quantitative information about right-of-use assets
The table below illustrates the right-of-use assets as at December 31, 2019, included as part of property and equipment in the consolidated statement of financial position by asset class:

In thousands of U.S. Dollars	Land and Buildings	Computer Equipment	Total
Net carrying amount
January 1, 2019	42,194	15,094	57,288
December 31, 2019	37,018	13,780	50,798